LEASE COMMITMENTS	12 Months Ended
Dec. 31, 2019
Canfield [Member]
LEASE COMMITMENTS

NOTE 7.  LEASE COMMITMENTS

The Company rents office space under a non-cancellable lease through September 2020 with monthly payments of approximately $2,292. Pursuant to ASC 842, an operating lease right-of-use (“ROU”) asset and liability were recognized at January 1, 2019 based on the present value of lease payments over the remaining lease term. The ROU asset represents the Company’s right to use the underlying office space asset for the lease term, and the lease liability represents the Company’s obligation to make lease payments arising from the lease. Generally, the implicit rate of interest in arrangements is not readily determinable and the Company utilizes its incremental borrowing rate in determining the present value of lease payments. The operating lease ROU asset includes any lease payments made and excludes lease incentives. The Company recognized $27,504 in lease expense during each of the years ended December 31, 2019 and 2018.

Remaining lease term at December 31, 2019 (in months)	9
Discount rate	5%

Year Ended December 31, 2019
Operating lease expense	$27,504
Cash paid for amounts included in measurement of lease liability	$27,504

The supplemental balance sheet information related to leases for the period is as follows:

Right-of-Use Asset
ROU Asset, January 1, 2019	$43,677
Amortization of ROU Asset	(24,959)
ROU Asset, December 31, 2019	$18,718

 Maturities of the Company’s lease liabilities are as follows:

Year Ending	Payments
2020	$20,628
Less: Imputed interest/present value discount	(1,910)
Present value of lease liability at December 31, 2019	$18,718